United States Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one): [X] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Mitchell Capital Management Co.
Address:	4600 Madison
		Suite 200
		Kansas City, MO  64112

13F File Number:  28-05171

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Ken Green
Title:	Vice President
Phone:	816-561-6512

Signature, Place, and Date of Signing:


Ken Green		Kansas City, MO		February 4, 2004


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F COMBINATION REPORT. (Check here if a portion of all the holdings for this reporting manager are reported in this report and a portion are report by other manager (s)).

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc                      COM              001055102     5997   165761 SH       SOLE                   165761
American Intl Group            COM              026874107      224     3373 SH       SOLE                     3373
Amgen Inc                      COM              031162100      427     6909 SH       SOLE                     6909
Applied Materials Inc          COM              038222105     8539   380540 SH       SOLE                   380540
BP PLC - Sp ADR                COM              055622104      314     6370 SH       SOLE                     6370
Ballard Power                  COM              05858H104      660    55816 SH       SOLE                    55816
Bank of America                COM              060505104      851    10579 SH       SOLE                    10579
Best Buy Company               COM              086516101     5332   102065 SH       SOLE                   102065
Cass Info Systems, Inc.        COM              14808p109      301     9100 SH       SOLE                     9100
Cisco Systems Inc              COM              17275R102     9109   375949 SH       SOLE                   375949
City National Corp.            COM              178566105     4553    73300 SH       SOLE                    73300
Coca Cola                      COM              191216100      601    11850 SH       SOLE                    11850
Commerce Bancs                 COM              200525103      216     4410 SH       SOLE                     4410
DoubleClick Inc.               COM              258609304     1738   168709 SH       SOLE                   168709
EMC Corp.                      COM              268648102     2381   184310 SH       SOLE                   184310
East West Bancorp              COM              27579r104     7127   132760 SH       SOLE                   132760
Express Scripts                COM              302182100    13288   200036 SH       SOLE                   200036
Family Dollar Stores           COM              307000109     6994   194934 SH       SOLE                   194934
Garmin LTD                     COM              g37260109     4348    79810 SH       SOLE                    79810
General Elec                   COM              369604103     1167    37675 SH       SOLE                    37675
Hibbett Sporting Goods Inc.    COM              428565105     2191    73535 SH       SOLE                    73535
Highwoods Prop                 COM              431284108      330    13000 SH       SOLE                    13000
Int'l Rectifier Corp.          COM              460254105     6347   128450 SH       SOLE                   128450
JDS Uniphase Corp              COM              46612J101     1392   382287 SH       SOLE                   382287
Johnsn & Johnsn                COM              478160104      221     4270 SH       SOLE                     4270
L-3 Comm Holdings              COM              502424104     3087    60110 SH       SOLE                    60110
Leucadia Natl                  COM              527288104      247     5361 SH       SOLE                     5361
MBNA Corp                      COM              55262L100      344    13844 SH       SOLE                    13844
Microsoft Corp                 COM              594918104      694    25350 SH       SOLE                    25350
Monster Worldwide              COM              611742107     3972   180889 SH       SOLE                   180889
Nabors Industries              COM              G6359F103     5872   141483 SH       SOLE                   141483
Paychex Inc                    COM              704326107     5487   147508 SH       SOLE                   147508
Pepsico                        COM              713448108      322     6907 SH       SOLE                     6907
Pfizer Inc                     COM              717081103      259     7345 SH       SOLE                     7345
Power One, Inc.                COM              739308104     2161   199503 SH       SOLE                   199503
Qualcomm Inc                   COM              747525103     4224    78329 SH       SOLE                    78329
Questar Corp                   COM              748356102     5641   160492 SH       SOLE                   160492
Royal Dutch Pete               COM              780257705      215     4100 SH       SOLE                     4100
SCP Pool Corp                  COM              784028102     6457   197577 SH       SOLE                   197577
Sprint PCS                     COM              852061506      118    21014 SH       SOLE                    21014
Sungard Data                   COM              867363103     9279   334856 SH       SOLE                   334856
Target Corp                    COM              87612E106     4436   115532 SH       SOLE                   115532
Taro Pharm Ind Ltd.            COM              m8737e108     6511   100949 SH       SOLE                   100949
Tetra Tech Inc.                COM              88162g103     6642   267160 SH       SOLE                   267160
Teva Pharm Ind-SP ADR          COM              881624209     6202   109362 SH       SOLE                   109362
Tractor Supply                 COM              892356106     5023   128806 SH       SOLE                   128806
United Stationers              COM              913004107      240     5874 SH       SOLE                     5874
Williams-Sonoma Inc            COM              969904101     7105   204345 SH       SOLE                   204345
Yahoo                          COM              984332106     5110   113482 SH       SOLE                   113482
Schwab Value Advantage                          808515605       21 21017.160SH       SOLE                21017.160
T Rowe Price Spectrum Growth                    779906205      187 12605.635SH       SOLE                12605.635